Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the SEC. In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the periods indicated.

All intercompany transactions with consolidated entities have been eliminated in consolidation.

Emerging Growth Company

The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933 (“Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). As a result, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to public companies not considered emerging growth companies. These exemptions include, but are not limited to, (i) not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, (ii) reduced disclosure requirements regarding executive compensation in its periodic reports and proxy statements, and (iii) exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such option is irrevocable. The Company has decided against opting out of such an extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with those of another public company that is neither an emerging growth company, nor an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.

Significant items subject to such estimates include (i) useful lives assigned to property and equipment, (ii) the discount rate used for operating leases, (iii) estimates used to assess goodwill impairment, (iv) estimates of value of acquired intangible assets, (v) estimates of value to assess impairment of long-lived assets, (vi) the initial measurement of lease liabilities, and (vii) estimated energy costs used for the utility true-up adjustment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts its estimates when facts and circumstances dictate. These estimates are based on information available as of the date of the condensed consolidated financial statements; therefore, actual results could materially differ from those estimates.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker in assessing performance and allocating resources. The Company, through its Chief Executive Officer in his role as chief operating decision-maker (“CODM”), views Company operations and manages the business as one operating segment.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 606. Substantially all of the Company’s revenues are generated from hosting services.

Hosting Services

The Company generates revenue from contracts with customers for hosting services, enabling customers to engage in blockchain computing, AI and high-performance data processing. Hosting services include providing its customers with secure rack space, power capacity, security, and equipment within its data center facility. The Company has a stand-ready obligation to provide continuous access to power and cooling capacity. Under most of the Company’s contracts, this service is provided for an agreed upon period of time and for a set price. The Company recognizes the related revenue ratably over the contract period as it satisfies its performance obligations. This revenue does not include amounts collected on behalf of third parties, including sales and indirect taxes.

The Company has certain hosting service contracts for which revenue is recognized as services are performed on a variable basis. The Company recognizes revenue for services that are performed on a consumption basis, such as the amount of electricity used in a period, based on the customer’s use of such resources. The Company recognizes variable consumption usage hosting revenue each month as the uncertainty related to the consideration is resolved, collection is probable, hosting services are provided to our customers, and our customers utilize the hosting services (the customer simultaneously receives and consumes the benefits of the Company’s satisfaction of the performance obligation). The Company generally bills its customers monthly, in advance of services provided, based on the terms and consideration under the contract.

Additionally, the Company’s hosting service agreements may include provisions for variable consideration in the form of service level credits, performance bonuses, retroactive price adjustments (“true-ups”) or price concessions agreed upon with customers. These concessions may take the form of reductions in contractual amounts, curtailment credits, or other price adjustments. Adjustments are generally related to guaranteed uptime availability, power usage effectiveness targets, or curtailment events. The Company estimates the amount of variable consideration at the inception of the contract and updates the estimate at the end of each reporting period. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Credits due to customers for true-ups that will be applied against future invoices are recorded as a refund liability and included within other current liabilities on the condensed consolidated balance sheet.

The Company recognizes revenue based on actual consumption in the period and invoices adjustments in subsequent periods or retains credits toward future consumption. The term between invoicing and when payment is due typically does not exceed 30 days. Billings are typically collected within 30 days. The timing of revenue recognition, billings, and cash collections results in deferred revenue in the accompanying condensed consolidated balance sheets. Certain customers are billed in advance and true-ups are billed in arrears of services provided, in accordance with the agreed-upon contractual terms. The Company requires a security deposit that is subject to increases based upon the customer’s energy usage.

Contract Balances and Accounts Receivable

The timing of revenue recognition, invoicing and cash collections results in accounts receivables, contract assets and contract liabilities (deferred revenue) on the condensed consolidated balance sheets.

The Company estimates an allowance for credit losses based on a lifetime loss methodology in accordance with ASC 326, Measurement of Credit Losses on Financial Instruments (“ASC 326”). This allowance reflects the Company’s estimate of the net amount expected to be collected from its customers. The Company analyzes current economic conditions, customer creditworthiness, historical loss rates, and specific customer concentrations. A specific reserve is established for individual accounts where collection is deemed doubtful due to the customer’s financial condition or insolvency. Account balances are written off against the allowance after all means of collection have been exhausted and management determines the potential for recovery is remote. To mitigate credit risk, the Company generally requires security deposits for power consumption and, in certain cases, retains a security interest in the customer’s computer equipment located within the Company’s data center facilities until payment obligations are met. As of March 31, 2026 and December 31, 2025, there was no allowance for credit losses.

Distinct from the allowance for expected credit losses, the Company records a provision for estimated service level agreement credits, billing disputes, and price concessions. These provisions are based on an analysis of historical credit issuance and known service events. These amounts are recorded as a reduction of revenue and a corresponding reduction of accounts receivable (or as a refund liability), rather than as bad debt expense.

Deferred revenue represents the Company’s obligation to transfer services to a customer for which it has received consideration from the customer. This primarily consists of prepaid hosting fees. Revenue is recognized as the related performance obligations are satisfied over the contract term. Deferred revenue is included in other current liabilities in the condensed consolidated balance sheets.

Concentration of Credit Risk

Financial instruments may expose the Company to concentrations of credit risk, and consist of cash, accounts receivable, and loan receivable – related party. The carrying value of all these financial instruments approximates fair value.

The Company maintains cash balances at financial institutions in excess of federally insured limits. The Company has not experienced any losses related to these balances. The Federal Deposit Insurance Corporation insures eligible accounts up to $250,000 per depositor at each financial institution. The Company holds cash at well-known banks and does not believe that it is exposed to any significant credit risks on its cash.

The Company’s accounts receivable are derived from revenue earned from customers located in the United States. Substantially all of the Company’s revenues for the three months ended March 31, 2026 were derived from two customers and 93% for the three months ended March 31, 2025 were derived from a single customer, Blue Ridge. Blue Ridge provides services to multiple subtenants, resulting in indirect diversification of the revenue stream. Approximately 50% of this revenue concentration is derived from a subcontract between Blue Ridge and a separate unrelated customer.

Approximately 99% of the Company’s cost of revenues for the three months ended March 31, 2026 and 2025 were from one energy provider, respectively. Approximately 58% and 57% of the Company’s accounts payable and accrued expenses as of March 31, 2026 and December 31, 2025, respectively, were due to this energy provider.

As of March 31, 2026 and December 31, 2025, the Company had a loan receivable of $1,083,460 and $1,083,460, respectively, from VCV Digital (a related party of the Company), which the Company believes is fully collectible. This balance is presented in loan receivable – related party on the Company’s condensed consolidated balance sheets. See Note 12 – Related Party Transactions for additional information.

The Company has no significant off-balance sheet concentrations of credit risk such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.

Cost of Revenues and Utility True-Up Adjustment

The Company procures electricity through a local utility provider and is subject to an annual true-up process that reconciles estimated energy costs with actual consumption and final rates. Management must estimate the true-up accrual at each reporting period, which directly impacts cost of revenues. This estimate involves significant judgment, particularly in forecasting usage patterns, rate changes, and timing of adjustments. The annual true-up credit or charge is typically invoiced in Q3 of the following year.

The true-up expense was $262,906 for the three months ended March 31, 2026 and a reduction in expense of $291,717 for the three months ended March 31, 2025. The true-up estimated cost accrual was $734,325 as of March 31, 2026 which is comprised of $471,329 related to the estimated true-up as of December 31, 2025 and the estimated true-up of $262,906 recorded as of March 31, 2026. Since the true-up credit or charge had not yet been received, there had not yet been an actual true-up credit adjustment or charge for the three months ended March 31, 2026 or 2025. Other costs included in cost of revenues include fees for network services and water fees.

Cash

Cash consists of cash on hand and demand deposits maintained with high-credit-quality financial institutions. The Company does not currently hold money market funds, commercial paper, or other cash equivalents. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company monitors the financial health of these institutions and believes it is not exposed to significant credit risk.

Accounts Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. A receivable is recognized in the period when the Company has transferred services to its customers and its right to consideration is unconditional. Payment terms and conditions vary by contract type but generally require payment within 30 days of the invoice date.

Property and Equipment

Property and equipment are stated at original cost or initial fair value for property and equipment acquired through business combinations or asset acquisition, net of depreciation. Depreciation for computer equipment, infrastructure equipment, transformers, and leasehold improvements commences once they are ready for their intended use. Major improvements that enhance the functionality or extend the asset’s useful life are capitalized, while routine maintenance and repairs are expensed as incurred. Leasehold improvements and integral equipment at leased locations are amortized over the shorter of the lease term or the estimated useful life of the asset or improvement. Upon disposal or retirement, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the condensed consolidated statement of operations.

During the year ended December 31, 2025, the Company acquired Antbox containers for total consideration of $2,332,000. See Note 3 – Property and Equipment, Net for additional information. These assets are classified as infrastructure equipment within Property and Equipment. The Antbox containers are capitalized at acquisition cost, which approximates their fair value, and are assigned a useful life of approximately 7 years.

Depreciation is calculated on a straight-line basis over the estimated useful lives of asset as follows:

Property and equipment	Useful life (years)
Compute equipment	3
Infrastructure equipment	7-10
Transformers	13
Leasehold improvements	Shorter of lease term or useful life

The Company reviews its property and equipment for impairment, together with lease right-of-use assets, at the asset group level; the lowest level at which the asset group generates identifiable cash flows. We reassess whether a change to an asset group is necessary when we experience a significant change in our operations or in the way we utilize long-lived assets that causes a change to the interdependency of cash flows. We review an asset group for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable, such as a significant decrease in market price of an asset, a significant adverse change in the extent or manner in which an asset or an asset group is being used or its physical condition, a significant adverse change in legal factors or business climate that could affect the value of an asset or an asset group, or a continuous deterioration of our financial condition. Recoverability of asset groups to be held and used is assessed by comparing the carrying amount of an asset group to estimated undiscounted future net cash flows expected to be generated by the asset group. If the carrying amount of the asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which its carrying amount exceeds its fair value. No impairment charges were recorded during the three months ended March 31, 2026 and 2025.

Goodwill

Goodwill represents the excess purchase consideration of an acquired business over the fair value of its net tangible and identifiable intangible assets. Goodwill is not amortized and is tested for impairment at least annually or more often if and when circumstances indicate that goodwill is not recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate, or a significant decrease in expected cash flows. No impairment charges were recorded with respect to goodwill for the three months ended March 31, 2026 and 2025.

Leases

The Company enters into lease arrangements primarily for land, data center spaces, and equipment. In accordance with ASC 842, Leases, the Company assesses whether an arrangement contains a lease at contract inception. When an arrangement contains a lease, the Company categorizes leases with contractual terms longer than twelve months as either operating or finance.

The Company records right-of-use (“ROU”) assets and lease liabilities on the condensed consolidated balance sheets for all leases with a term for longer than 12 months, including renewal options that the Company is reasonably certain to exercise. ROU assets represent our right to use an underlying asset for the lease term. Lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are classified and recognized at the lease commencement date. When there is a lease modification or a change in lease term triggered by a reassessment event, we reassess its classification and remeasure the ROU asset and lease liability.

Lease liabilities are initially measured based on the present value of fixed lease payments over the term of the lease. As the rate implicit in the Company’s lease is not easily determinable, the Company’s applicable incremental borrowing rate is used in calculating the present value of the sum of the lease payments.

The majority of our lease arrangements include options to extend the lease. If we are reasonably certain to exercise such options, the periods covered by the options are included in the lease term. The depreciable lives of leasehold improvements are limited by the expected lease term and the Company performs an assessment annually to determine if renewal options in leases are certain to be exercised. For leases with a term of 12 months or less, the Company has elected not to recognize any ROU asset or lease liability on the consolidated balance sheet. Where there are lease agreements with lease and non-lease components, the Company has elected to account for the lease and non-lease components as a single lease component for all classes of underlying assets that are identified as lease arrangements.

As described above, we perform a review at least annually of all long-lived assets, including ROU assets, at the asset group level for impairment by assessing events or changes in circumstances that indicate the carrying amount of an asset group may not be recoverable. Recoverability of asset groups to be held and used is assessed by comparing the carrying amount of an asset group to estimated undiscounted future net cash flows expected to be generated by the asset group. If the carrying amount of the asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which its carrying amount exceeds its fair value. No impairment charges were recorded during the three months ended March 31, 2026 and 2025. See Note 6 – Leases for additional information.

Fair Value of Financial Instruments

The carrying values of cash represents fair value. The carrying values of accounts receivable, accrued revenues, accounts payable, and accrued expenses approximate their fair values primarily due to the short-term maturity of the related instruments. The fair value of loan receivable is estimated by discounting the contractual cash flows, using indicative pricing from third parties for similar instruments and asset-specific yield adjustments for elements such as credit risk.

Stockholders’ Equity (As of the transaction date)

As of March 16, 2026, the Company was authorized to issue 1,100,000,000 shares consisting of: (i) 1,000,000,000 shares of common stock, par value $0.0001 per share; and (ii) 100,000,000 shares of preferred stock, par value $0.0001 per share. As of March 31, 2026, 37,646,133 shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding. As of December 31, 2025, no shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding.

Earnings Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed by adjusting the weighted-average number of shares outstanding for the dilutive effect of potential common shares, such as stock options and warrants, using the treasury stock method. In periods of net loss, diluted loss per share equals basic loss per share, as the inclusion of potential common shares would be anti-dilutive. For the three months ended March 31, 2026 and 2025, earnings per share is calculated based on outstanding shares acquired from the transaction.

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established when it is more likely than not that some or all of the deferred tax assets will not be realized.

No interest or penalties were recognized for the three months ended March 31, 2026 and 2025.

Recent Accounting Pronouncements

Accounting Standards Not Yet Adopted

Accounting Standards Update (“ASU”) No. 2024-03, Disaggregation of Income Statement Expenses

In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. Under the standard, the accounting guidance improves the disclosures about a public business entity’s expenses and addresses requests from investors for more detailed information about the types of expenses in commonly presented expense captions. ASU No. 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Management is still evaluating the impact on the Company’s condensed consolidated financial statements.

ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The amendments are intended to improve the guidance related to interim financial reporting by enhancing the clarity and organization of required interim disclosures and clarifying when such guidance is applicable. The update provides additional guidance on the form and content of interim financial statements, compiles a comprehensive list of interim disclosure requirements within Topic 270, and introduces a disclosure principle requiring entities to disclose events and changes that occur after the most recent annual reporting period that materially affect the entity.

The amendments in ASU No. 2025-11 do not change the fundamental nature of interim reporting and are not intended to expand or reduce existing disclosure requirements, but rather are intended to provide greater clarity and consistency in the application of current guidance.

ASU No. 2025-11 is effective for interim reporting periods within fiscal years beginning after December 15, 2027 for public business entities. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements and related disclosures.

Accounting Standards Recently Adopted

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments clarify certain aspects of the current expected credit loss model as it applies to trade receivables and contract assets. The guidance is effective for public business entities for fiscal years beginning after December 15, 2025, including interim reporting periods within those fiscal years. The Company adopted ASU 2025-05 effective January 1, 2026. The adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the SEC.

Restatement of Audited Financial Information

During the prior year, the Company revised its financial statement presentation to reflect both predecessor and successor periods, providing a clearer view of financial performance following a significant structural change. This change was driven by the Company’s election to apply pushdown accounting in accordance with Accounting Standards Codification (“ASC”) 805-50-25-4 through 25-7, resulting in a new basis of accounting and the creation of a new reporting entity as of February 7, 2024. Accordingly, the predecessor period (January 1, 2024 - February 7, 2024) is presented under the historical cost basis and the successor period as of February 8, 2024 is presented under the fair value basis.

Additionally, the Company reassessed the presentation of certain customer-related credits and price concessions in accordance with ASC 606, Revenue from Contracts with Customers. Historically, these amounts were recorded separately as part of the provision for credit losses under the CECL model. Upon further evaluation, management determined that such concessions represent a form of variable consideration under ASC 606 and should be reflected as a reduction in revenue when the Company expects to accept less than the stated contract price.

As a result, the Consolidated Statements of Operations have been restated to present these amounts as a direct reduction of revenue, thereby more accurately reflecting the economic substance of the transactions. This change in presentation did not impact net income for any of the periods presented. Additionally, the Consolidated Statements of Cash Flows were updated to remove the provision for credit losses, with a corresponding offset reducing the change in accounts receivable. This change did not impact cash provided by operating activities. These changes were made to ensure the consolidated financial statements more accurately represent the Company’s financial position and results of operations.

For additional details regarding the acquisition and the fair value measurements, refer to “Note 4 - Business Combination and Control Obtained by a Related Party.”

All intercompany transactions with consolidated entities have been eliminated in consolidation.

Emerging Growth Company

The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933 (“Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). As a result, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to public companies not considered emerging growth companies. These exemptions include, but are not limited to, (i) not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, (ii) reduced disclosure requirements regarding executive compensation in its periodic reports and proxy statements, and (iii) exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such option is irrevocable. The Company has decided against opting out of such an extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with those of another public company that is neither an emerging growth company, nor an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.

Significant items subject to such estimates include (i) useful lives assigned to property and equipment, (ii) the discount rate used for operating leases, (iii) estimates used to assess goodwill impairment, (iv) estimates of value of acquired intangible assets, (v) estimates of value to assess impairment of long-lived assets, (vi) the initial measurement of lease liabilities, and (vii) estimated energy costs used for the utility true-up adjustment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts its estimates when facts and circumstances dictate. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could materially differ from those estimates.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker in assessing performance and allocating resources. The Company, through its Chief Executive Officer in his role as chief operating decision-maker, views Company operations and manages the business as one operating segment.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606. The Company’s sole revenue stream is hosting services.

Hosting Services

The Company generates revenue through revenue from contracts with customers for hosting services, enabling customers to engage in blockchain computing, AI and high-performance data processing. Hosting services include providing its customers with secure rack space, power capacity, security, and equipment within its data center facility. The Company has a stand-ready obligation to provide continues access to power and cooling capacity. Under most of the Company’s contracts, this service is provided for an agreed upon period of time and for a set price. The Company recognizes the related revenue ratably over the contract period as it satisfies its performance obligations. This revenue does not include amounts collected on behalf of third parties, including sales and indirect taxes.

The Company has certain hosting service contracts for which revenue is recognized as services are performed on a variable basis. The Company recognizes revenue for services that are performed on a consumption basis, such as the amount of electricity used in a period, based on the customer’s use of such resources. The Company recognizes variable consumption usage hosting revenue each month as the uncertainty related to the consideration is resolved, collection is probable, hosting services are provided to our customers, and our customers utilize the hosting services (the customer simultaneously receives and consumes the benefits of the Company’s satisfaction of the performance obligation). The Company generally bills its customers monthly, in advance of services provided, based on the terms and consideration under the contract.

Additionally, the Company’s hosting service agreements may include provisions for variable consideration in the form of service level credits, performance bonuses, retroactive price adjustments (“true-ups”) or price concessions agreed upon with customers. These concessions may take the form of reductions in contractual amounts, curtailment credits, or other price adjustments. Adjustments are generally related to guaranteed uptime availability, power usage effectiveness targets, or curtailment events. The Company estimates the amount of variable consideration at the inception of the contract and updates the estimate at the end of each reporting period. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Credits due to customers for true-ups that will be applied against future invoices are recorded as a refund liability (included within other current liabilities) on the consolidated balance sheet.

The Company recognizes revenue based on actual consumption in the period and invoices adjustments in subsequent periods or retains credits toward future consumption. The term between invoicing and when payment is due typically does not exceed 30 days. Billings are typically collected within 30 days. The timing of revenue recognition, billings, and cash collections results in deferred revenue in the accompanying consolidated balance sheets. Certain customers are billed in advance and true-ups are billed in arrears of services provided, in accordance with the agreed-upon contractual terms. The Company requires a security deposit that is subject to increases based upon the customer’s energy usage.

Contract Balances and Accounts Receivable

The timing of revenue recognition, invoicing and cash collections results in accounts receivables, contract assets and contract liabilities (deferred revenue) on the consolidated balance sheets.

The Company estimates an allowance for credit losses based on a lifetime loss methodology in accordance with ASC 326, Measurement of Credit Losses on Financial Instruments (“ASC 326”). This allowance reflects the Company’s estimate of the net amount expected to be collected from its customers. The Company analyzes current economic conditions, customer creditworthiness, historical loss rates, and specific customer concentrations. A specific reserve is established for individual accounts where collection is deemed doubtful due to the customer’s financial condition or insolvency. Account balances are written off against the allowance after all means of collection have been exhausted and management determines the potential for recovery is remote. To mitigate credit risk, the Company generally requires security deposits for power consumption and, in certain cases, retains a security interest in the customer’s computer equipment located within the Company’s data center facilities until payment obligations are met. As of December 31, 2025 (Successor) and 2024 (Successor), there was no allowance for credit losses.

Distinct from the allowance for expected credit losses, the Company records a provision for estimated service level agreement credits, billing disputes, and price concessions. These provisions are based on an analysis of historical credit issuance and known service events. These amounts are recorded as a reduction of revenue and a corresponding reduction of accounts receivable (or as a refund liability), rather than as bad debt expense.

Deferred revenue represents the Company’s obligation to transfer services to a customer for which it has received consideration from the customer. This primarily consists of prepaid hosting fees. Revenue is recognized as the related performance obligations are satisfied over the contract term. Deferred revenue is included in other current liabilities in the consolidated balance sheets.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of cash, accounts receivable, and loan receivable – related party. The carrying value of all these financial instruments approximates fair value. The Company has not experienced any losses in such accounts and management believes it is not exposed to any significant credit risk on its cash.

The Company’s accounts receivable are derived from revenue earned from customers located in the United States. Approximately 93% of the Company’s revenues for the year ended December 31, 2025 (Successor) were derived from three customers, 97% of the Company’s revenues for the period from February 8, 2024 to December 31, 2024 (Successor), and 97% for the period from January 1, 2024 to February 7, 2024 (Predecessor), respectively, were derived from a single customer, Blue Ridge. Blue Ridge provides services to multiple subtenants, resulting in indirect diversification of the revenue stream. Approximately 50% of this revenue concentration is derived from a subcontract between Blue Ridge and a separate unrelated customer.

Approximately 99% of the Company’s cost of services for the year ended December 31, 2025 (Successor), 100% of the Company’s cost of services for the period from February 8, 2024 to December 31, 2024 (Successor), and 99% for the period from January 1, 2024 to February 7, 2024 (Predecessor), respectively, were from one energy provider. Approximately 57% and 69% of the Company’s accounts payable and accrued expenses as of December 31, 2025 (Successor) and 2024 (Successor), respectively, were due to this energy provider.

As of December 31, 2025 (Successor) and 2024 (Successor), the Company had a loan receivable of $1,083,460 and $1,045,315, respectively, from VCV Digital (a related party of the Company), which the Company believes is fully collectible. This balance is presented in loan receivable – related party on the Company’s consolidated balance sheets. See Note 12 – Related Party Transactions for additional information.

The Company has no significant off-balance sheet concentrations of credit risk such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.

Cost of Revenues

The Company includes energy costs in cost of revenues. Included in the energy costs is an accrual updated quarterly which estimates the annual true up credit or charge anticipated to be received in July of the following year. The true-up estimated cost accrual for the year ended December 31, 2025 (Successor) was $471,329 whereas the actual true-up credit adjustment for the year ended December 31, 2024 (Successor) was $128,586. Other costs included in cost of revenues include fees for network services and water fees.

Utility True-Up Adjustment

The Company procures electricity through a local utility provider and is subject to an annual true-up process that reconciles estimated energy costs with actual consumption and final rates. Management must estimate the true-up accrual at each reporting period, which directly impacts cost of revenues. This estimate involves significant judgment, particularly in forecasting usage patterns, rate changes, and timing of adjustments.

Cash

Cash consists of cash on hand and demand deposits maintained with high-credit-quality financial institutions. The Company does not currently hold money market funds, commercial paper, or other cash equivalents. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company monitors the financial health of these institutions and believes it is not exposed to significant credit risk.

Accounts Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. A receivable is recognized in the period when the Company has transferred services to its customers and its right to consideration is unconditional. Payment terms and conditions vary by contract type but generally require payment within 30 days of the invoice date.

Property and Equipment

Property and equipment are stated at original cost or initial fair value for property and equipment acquired through business combinations or asset acquisition, net of depreciation. Depreciation for computer equipment, infrastructure equipment, transformers, and leasehold improvements commences once they are ready for their intended use. Major improvements that enhance the functionality or extend the asset’s useful life are capitalized, while routine maintenance and repairs are expensed as incurred. Leasehold improvements and integral equipment at leased locations are amortized over the shorter of the lease term or the estimated useful life of the asset or improvement. Upon disposal or retirement, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the consolidated statement of operations.

During the year ended December 31, 2025 (Successor), the Company acquired Antbox containers for total consideration of $2,332,000. See Note 3 – Property and Equipment, Net for additional information. These assets are classified as infrastructure equipment within Property and Equipment. The Antbox containers are capitalized at acquisition cost, which approximates their fair value, and are assigned a useful life of approximately 7 years.

Depreciation is calculated on a straight-line basis over the estimated useful lives of asset as follows:

Property and equipment	Useful life (years)
Compute equipment	3
Infrastructure equipment	7-10
Transformers	13
Leasehold improvements	Shorter of lease term or useful life

The Company reviews its property and equipment for impairment, together with lease right-of-use assets, at the asset group level; the lowest level at which the asset group generates identifiable cash flows. We reassess whether a change to an asset group is necessary when we experience a significant change in our operations or in the way we utilize long-lived assets that causes a change to the interdependency of cash flows. We review an asset group for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable, such as a significant decrease in market price of an asset, a significant adverse change in the extent or manner in which an asset or an asset group is being used or its physical condition, a significant adverse change in legal factors or business climate that could affect the value of an asset or an asset group, or a continuous deterioration of our financial condition. Recoverability of asset groups to be held and used is assessed by comparing the carrying amount of an asset group to estimated undiscounted future net cash flows expected to be generated by the asset group. If the carrying amount of the asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which its carrying amount exceeds its fair value. No impairment charges were recorded during the year ended December 31, 2025 (Successor), the period from February 8, 2024 to December 31, 2024 (Successor), and the period from January 1, 2024 to February 7, 2024 (Predecessor).

Assets Held for Sale

Assets and liabilities to be disposed of that meet all of the criteria to be classified as held for sale are reported at the lower of their carrying amounts or fair values less costs to sell. The Company classifies long-lived assets as held for sale when management has approved and committed to a formal plan to sell the asset, the asset is available for immediate sale in its present condition, an active program to locate a buyer has been initiated, the sale is probable and expected to be completed within one year, the asset is being actively marketed at a price that is reasonable in relation to its fair value, and it is unlikely that significant changes to the plan will be made or withdrawn. Upon classification as held for sale, the asset is measured at the lower of its carrying amount or fair value less costs to sell, and depreciation ceases. If the carrying amount exceeds fair value less costs to sell, an impairment loss is recognized in the period the held for sale criteria are met, while gains on sale are recognized only upon completion of the transaction. The Company assesses the fair value of assets held for sale at each reporting period until the asset is sold or reclassified as an operating asset if it no longer meets the held-for-sale criteria.

The Company had nine mining containers classified as held for sale as of December 31, 2024 (Successor). These containers were sold during the year ended December 31, 2025 (Successor), and there were no assets held for sale as of December 31, 2025 (Successor). The containers were not deemed impaired while held for sale, and no impairment charges were recorded during the Predecessor or Successor periods in 2024.

Goodwill

Goodwill represents the excess purchase consideration of an acquired business over the fair value of its net tangible and identifiable intangible assets. Goodwill is not amortized and is tested for impairment at least annually or more often if and when circumstances indicate that goodwill is not recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate, or a significant decrease in expected cash flows. No impairment charges were recorded with respect to goodwill for the year ended December 31, 2025 (Successor), the period from February 8, 2024 to December 31, 2024 (Successor), and the period from January 1, 2024 to February 7, 2024 (Predecessor).

Leases

The Company enters into lease arrangements primarily for land, data center spaces, and equipment. In accordance with ASC 842, Leases, the Company assesses whether an arrangement contains a lease at contract inception. When an arrangement contains a lease, the Company categorizes leases with contractual terms longer than twelve months as either operating or finance.

The Company records right-of-use (“ROU”) assets and lease liabilities on the consolidated balance sheet for all leases with a term for longer than 12 months, including renewal options that the Company is reasonably certain to exercise. ROU assets represent our right to use an underlying asset for the lease term. Lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are classified and recognized at the lease commencement date. When there is a lease modification or a change in lease term triggered by a reassessment event, we reassess its classification and remeasure the ROU asset and lease liability.

Lease liabilities are initially measured based on the present value of fixed lease payments over the term of the lease. As the rate implicit in the Company’s lease is not easily determinable, the Company’s applicable incremental borrowing rate is used in calculating the present value of the sum of the lease payments.

The majority of our lease arrangements include options to extend the lease. If we are reasonably certain to exercise such options, the periods covered by the options are included in the lease term. The depreciable lives of leasehold improvements are limited by the expected lease term and the Company performs an assessment annually to determine if renewal options in leases are certain to be exercised. For leases with a term of 12 months or less, the Company has elected not to recognize any ROU asset or lease liability on the consolidated balance sheet. Where there are lease agreements with lease and non-lease components, the Company has elected to account for the lease and non-lease components as a single lease component for all classes of underlying assets that are identified as lease arrangements.

As described above, we perform a review at least annually of all long-lived assets, including ROU assets, at the asset group level for impairment by assessing events or changes in circumstances that indicate the carrying amount of an asset group may not be recoverable. Recoverability of asset groups to be held and used is assessed by comparing the carrying amount of an asset group to estimated undiscounted future net cash flows expected to be generated by the asset group. If the carrying amount of the asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which its carrying amount exceeds its fair value. No impairment charges were recorded during the year ended December 31, 2025 (Successor), the period from February 8, 2024 to December 31, 2024 (Successor), and the period from January 1, 2024 to February 7, 2024 (Predecessor). See Note 6 – Leases for additional information.

Fair Value of Financial Instruments

The carrying values of cash represents fair value. The carrying values of accounts receivable, accrued revenues, accounts payable, and accrued expenses approximate their fair values primarily due to the short-term maturity of the related instruments. The fair value of loan receivable is estimated by discounting the contractual cash flows, using indicative pricing from third parties for similar instruments and asset-specific yield adjustments for elements such as credit risk.

Stockholders’ Equity (As of the transaction date)

As of March 16, 2026, the Company is authorized to issue 1,100,000,000 shares consisting of: (i) 1,000,000,000 shares of common stock, par value $0.0001 per share; and (ii) 100,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2025 and 2024, no shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding.

Earnings Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed by adjusting the weighted-average number of shares outstanding for the dilutive effect of potential common shares, such as stock options and warrants, using the treasury stock method. In periods of net loss, diluted loss per share equals basic loss per share, as the inclusion of potential common shares would be anti-dilutive.

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established when it is more likely than not that some or all of the deferred tax assets will not be realized.

No interest or penalties were recognized for the year ended December 31, 2025 (Successor), the period from February 8, 2024 to December 31, 2024 (Successor), and the period from January 1, 2024 to February 7, 2024 (Predecessor).

Recent Accounting Pronouncements

Accounting Standards Not Yet Adopted

Accounting Standards Update (“ASU”) No. 2024-03, Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. Under the standard, the accounting guidance improves the disclosures about a public business entity’s expenses and addresses requests from investors for more detailed information about the types of expenses in commonly presented expense captions. ASU No. 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Management is still evaluating the impact on the Company’s consolidated financial statements.

Accounting Standards Recently Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), that addresses requests for improved income tax disclosures from investors that use the financial statements to make capital allocation decisions. Public entities must adopt the new guidance for fiscal years beginning after December 15, 2024. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application and early adoption is permitted. The Company adopted ASU 2023-09 on January 1, 2025, which did not have a material impact on its consolidated financial statements and related disclosures.

The Company was not subject to, nor did it adopt, any new accounting pronouncements during the year ended December 31, 2025 (Successor), the period from February 8, 2024 to December 31, 2024 (Successor), and the period from January 1, 2024 to February 7, 2024 (Predecessor), that had a material impact on its financial condition, results of operations, or cash flows.